Definition of Terms in Fund Name	Aug. 12, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The trust will invest at least 80% of the value of its assets in shares of ETFs that invest substantially all of their assets in fixed-income securities of varying credit qualities and maturities. Such fixed-income securities may include convertible securities, senior loans, floating-rate instruments, mortgage-backed securities and municipal bonds. Some of the ETFs may not be diversified funds.